Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Net Investment Income [Line Items]
Total revenue		¥ 1,673,875	¥ 1,527,599
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		253,595	241,599
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	59,146	58,109
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 312,741	¥ 299,708

[1]	Life insurance related investment income for the six months ended September 30, 2025 and 2026 include net unrealized holding of a gain of ¥30,360 million and a gain of ¥25,692 million on equity securities held as of September 30, 2025 and 2026, respectively.